Basis of preparation of consolidated financial statements and material accounting policy information (Details Narrative)	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 HKD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 HKD ($)
IfrsStatementLineItems [Line Items]
Description of foreign currency adjustment	Translations of the consolidated statements of financial position, consolidated statements of profit or loss, consolidated statements of comprehensive (loss)/income and consolidated statements of cash flows from HK$ into US Dollar (“US$”) as of and for the year ended December 31, 2025 are solely for the convenience of the reader and were calculated at the rate of HK$7.7833 = US$1, as the prevailing rate as of December 31, 2025 as published in H.10 statistical release of the United States Federal Reserve Board. No representation is made that the HK$ amounts could have been, or could be, converted, realized or settled into US$ at that rate on December 31, 2025, or at any other rate.	Translations of the consolidated statements of financial position, consolidated statements of profit or loss, consolidated statements of comprehensive (loss)/income and consolidated statements of cash flows from HK$ into US Dollar (“US$”) as of and for the year ended December 31, 2025 are solely for the convenience of the reader and were calculated at the rate of HK$7.7833 = US$1, as the prevailing rate as of December 31, 2025 as published in H.10 statistical release of the United States Federal Reserve Board. No representation is made that the HK$ amounts could have been, or could be, converted, realized or settled into US$ at that rate on December 31, 2025, or at any other rate.
Net loss	$ 6,748,775	$ 52,527,733	$ (32,900,444)	$ 37,446,111
Receivable		44,685,941
Tax loss carry forwards		60,921,000	33,355,000
Unrecognised deferred tax assets, decrease		$ 10,052,000	$ 5,504,000
HKD [member]
IfrsStatementLineItems [Line Items]
Currency exchange rate translation		7.7833
USD [Member]
IfrsStatementLineItems [Line Items]
Currency exchange rate translation		1